UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  May 31,2013

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.10%
Activities Related to Credit Intermediation - 6.84%
FleetCor Technologies, Inc. (a)	95,291	8,297,941
Mastercard, Inc.	15,144	8,635,866
		16,933,807
Aerospace Product and Parts Manufacturing - 1.41%
TransDigm Group, Inc.	23,944	3,498,218
Building Material and Supplies Dealers - 3.82%
Fastenal Co.	67,720	3,533,630
Sherwin-Williams Co.	31,459	5,930,965
		9,464,595
Cable and Other Subscription Programming - 2.83%
Discovery Communications, Inc. (a)	88,991	7,017,830
Communications Equipment Manufacturing - 6.28%
SBA Communications Corp. (a)	129,497	9,747,239
Trimble Navigation Ltd. (a)	207,630	5,792,877
		15,540,116
Computer Systems Design and Related Services - 2.63%
SolarWinds, Inc. (a)	143,374	6,043,214
SPS Commerce, Inc. (a)	8,590	463,602
		6,506,816
Electronic Shopping and Mail-Order Houses - 5.49%
Amazon.com, Inc. (a)	33,387	8,982,104
eBay, Inc. (a)	85,169	4,607,643
		13,589,747
Full-Service Restaurants - 1.67%
Chipotle Mexican Grill, Inc. (a)	11,466	4,139,226
General Freight Trucking - 1.15%
Roadrunner Transportation System, Inc. (a)	103,045	2,854,347
Management, Scientific, and Technical Consulting Services - 6.57%
Salesforce.com, Inc. (a)	177,921	7,531,396
Workday, Inc. (a)	136,225	8,749,732
		16,281,128
Manufacturing and Reproducing Magnetic and Optical Media - 1.68%
Guidewire Software, Inc. (a)	101,871	4,172,636
Medical Equipment and Supplies Manufacturing - 2.17%
Intuitive Surgical, Inc. (a)	10,820	5,383,275
Miscellaneous Nondurable Goods Merchant Wholesalers - 3.33%
Monsanto Co.	81,837	8,236,076
Office Administrative Services - 3.20%
Gartner, Inc. (a)	140,019	7,926,476
Oil and Gas Extraction - 6.70%
Cabot Oil & Gas Corp.	124,127	8,733,576
Continental Resources, Inc. (a)	96,782	7,851,923
		16,585,499
Other Fabricated Metal Product Manufacturing - 1.59%
B/E Aerospace, Inc. (a)	62,257	3,949,584
Other Financial Investment Activities - 4.67%
Financial Engines, Inc.	172,667	7,445,401
Virtus Investment Partners, Inc. (a)	17,736	4,112,269
		11,557,670
Other General Merchandise Stores - 4.37%
Tractor Supply Co.	96,617	10,819,172
Other Information Services - 3.22%
LinkedIn Corp. (a)	47,563	7,968,229
Other Professional, Scientific, and Technical Services - 3.38%
Alliance Data Systems Corp. (a)	47,231	8,364,138
Pharmaceutical and Medicine Manufacturing - 5.58%
Celgene Corp. (a)	48,723	6,024,599
Gilead Sciences, Inc. (a)	142,999	7,790,586
		13,815,185
Rail Transportation - 3.99%
Kansas City Southern	89,159	9,869,901
Residential Intellectual and Developmental Disability, Mental Health, and Substance Abuse Facilities - 2.20%
Acadia Healthcare Co., Inc. (a)	163,120	5,446,577
Restaurants and Other Eating Places - 3.10%
Dunkin' Brands Group, Inc.	79,144	3,134,102
Starbucks Corp.	72,053	4,544,383
		7,678,485
Securities and Commodity Contracts Intermediation and Brokerage - 1.78%
T Rowe Price Group, Inc.	58,270	4,420,362
Software Publishers - 2.77%
Catamaran Corp. (a)(b)	60,493	2,977,466

Tyler Technologies, Inc. (a)		27,901	1,925,448
Ultimate Software Group, Inc. (a)		17,534	1,951,534
			6,854,448
Traveler Accommodation - 0.96%
Melco Crown Entertainment Ltd. - ADR (a)		100,172	2,382,090
Waste Treatment and Disposal - 2.46%
Stericycle, Inc. (a)		55,474	6,088,826
Wired Telecommunications Carriers - 2.26%
Valmont Industries, Inc.		36,791	5,604,373
TOTAL COMMON STOCKS (Cost $190,382,309)			242,948,832

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 1.98%
Money Market Fund- 1.98%
Fidelity Institutional Money Market Portfolio		4,897,502	4,897,502
TOTAL SHORT-TERM INVESTMENTS (Cost $4,897,502)			4,897,502

Total Investments (Cost $195,279,811) - 100.08%			247,846,334
Liabilities in Excess of Other Assets - (0.08)%			(189,498)
TOTAL NET ASSETS - 100.00%			$247,656,836

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depositary Receipt

Geneva Advisors Equity Income Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.17%
Agencies, Brokerages, and Other Insurance Related Activities - 1.01%
Arthur J Gallager & Co.	28,224	1,232,824
Animal Slaughtering and Processing - 2.02%
ConAgra Foods, Inc.	73,317	2,470,050
Basic Chemical Manufacturing - 1.12%
Praxair, Inc.	11,934	1,364,414
Beverage Manufacturing - 1.42%
Diageo PLC - ADR	14,666	1,734,401
Building Material and Supplies Dealers - 4.55%
Home Depot, Inc.	70,640	5,556,542
Computer Systems Design and Related Services - 4.14%
Accenture PLC (a)	61,628	5,060,275
Depository Credit Intermediation - 1.22%
Wells Fargo & Co.	36,884	1,495,646
Electric Power Generation, Transmission and Distribution - 4.89%
Brookfield Infrastructure Partners LP (a)	61,523	2,234,515
ITC Holdings Corp.	43,130	3,733,764
		5,968,279
Gambling Industries - 2.77%
Wynn Resorts Ltd.	24,923	3,386,786
Health and Personal Care Stores - 4.38%
Walgreen Co.	112,031	5,350,601
Home Furnishings Stores - 1.03%
Williams-Sonoma, Inc.	23,384	1,261,801
Local Messengers and Local Delivery - 2.52%
United Parcel Service, Inc.	35,879	3,082,006
Medical Equipment and Supplies Manufacturing - 2.92%
Baxter International, Inc.	34,406	2,419,774
Rockwell Automation, Inc.	13,058	1,149,365
		3,569,139
Motion Picture and Video Industries - 3.02%
Time Warner, Inc.	63,118	3,684,198
Nondepository Credit Intermediation - 2.01%
Ameriprise Financial, Inc.	30,150	2,457,828
Oil and Gas Extraction - 3.04%
Enterprise Products Partners LP	62,359	3,703,501
Other Financial Investment Activities - 3.62%
Apollo Global Management, LLC	95,486	2,296,438
Artisan Partners Asset Management, Inc. (b)	45,518	2,127,056
		4,423,494
Other Furniture Related Product Manufacturing - 1.73%
Leggett & Platt, Inc.	65,856	2,107,392
Other General Purpose Machinery Manufacturing - 1.04%
Dover Corp.	16,222	1,269,372
Other Investment Pools and Funds - 3.71%
Macquarie Infrastructure Co. LLC	83,054	4,524,782
Other Pipeline Transportation - 4.04%
Plains All American Pipeline LP	87,821	4,933,784
Petroleum and Coal Products Manufacturing - 3.38%
Chevron Corp.	33,582	4,122,190
Pipeline Transportation of Crude Oil - 3.99%
Magellan Midstream Partners LP	93,606	4,866,576
Rail Transportation - 4.38%
Union Pacific Corp.	34,589	5,348,150
Residential Building Construction - 2.00%
Brookfield Asset Management, Inc. (a)	69,424	2,440,948
Restaurants and Other Eating Places - 1.00%
McDonald's Corp.	12,647	1,221,321
Scheduled Air Transportation - 2.66%
Copa Holdings SA (a)	24,743	3,249,251
Securities and Commodity Contracts Intermediation and Brokerage - 4.50%
T Rowe Price Group, Inc.	72,345	5,488,093
Semiconductor and Other Electronic Component Manufacturing - 1.41%
Microchip Technology, Inc.	47,337	1,726,854
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.02%
Tupperware Brands Corp.	30,409	2,462,521
Support Activities for Mining - 2.49%
Ensco PLC (a)	50,628	3,046,287
Tobacco Manufacturing - 1.39%
Philip Morris International, Inc.	18,728	1,702,562
Warehousing and Storage - 1.73%
Iron Mountain, Inc.	58,962	2,113,198
Water, Sewage and Other Systems - 2.28%
American Water Works Co., Inc.	69,705	2,784,018
Wholesale Electronic Markets and Agents and Brokers - 1.74%
Genuine Parts Co.	27,332	2,124,790
TOTAL COMMON STOCKS (Cost $93,354,461)		111,333,874

REAL ESTATE INVESTMENT TRUSTS - 5.32%
Other Investment Pools and Funds - 1.52%
Simon Property Group, Inc.		11,120	1,850,813
Wireless Telecommunications Carriers (except Satellite) - 3.80%
American Tower Corp.		59,598	4,639,108
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,036,877)			6,489,921

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 0.34%
Money Market Fund - 0.34%
Fidelity Institutional Money Market Portfolio		409,858	409,858
TOTAL SHORT-TERM INVESTMENTS (Cost $409,858)			409,858

Total Investments (Cost $98,801,196) - 96.83%			118,233,653
Other Assets in Excess of Liabilities - 3.17%			3,872,512
TOTAL NET ASSETS - 100.00%			$122,106,165

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Non-income producing security.
ADR	American Depositary Receipt

Geneva Advisors International Growth Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.13%
Bermuda - 5.27%
Invesco Ltd.	57	1,923
Lazard Ltd. (a)	137	4,642
Seadrill, Ltd. (a)	59	2,391
Signet Jewelers, Ltd. (a)	22	1,507
		10,463
Canada - 10.18%
Brookfield Asset Management, Inc. (a)	130	4,571
Canadian National Railway, Co. (a)	87	8,810
Imax Corp. (a) (b)	127	3,291
Points International, Ltd. (a) (b)	208	3,519
		20,191
Cayman Islands - 4.74%
Melco Crown Entertainment Ltd. - ADR (b)	330	7,847
Mindray Medical International, Ltd. - ADR	38	1,559
		9,406
Denmark - 2.03%
Novo Nordisk A/S - ADR	25	4,028

India - 5.42%
HDFC Bank Ltd. - ADR	267	10,744

Ireland - 10.48%
Accenture PLC (a)	113	9,278
Covidien PLC (a)	55	3,498
FleetMatics Group PLC (a) (b)	98	2,916
ICON, PLC. (a) (b)	43	1,477
Trinity Biotech PLC - ADR	207	3,629
		20,798
Israel - 1.91%
Caesarstone Sdot-Yam, Ltd. (a) (b)	132	3,796

Italy - 2.73%
Luxottica Group SpA - ADR	105	5,421

Mexico - 2.08%
Fomento Economico Mexicano SAB de CV - ADR	38	4,126

Netherlands - 12.44%
Chicago Bridge & Iron Co. NV	111	7,027
Core Laboratories NV (a)	57	7,853
InterXion Holding NV (a) (b)	300	8,235
Yandex NV (a) (b)	57	1,548
		24,663
Panama - 4.83%
Copa Holdings SA (a)	73	9,586

Spain - 3.29%
Grifols SA - ADR	239	6,515

Switzerland - 10.41%
ABB, Ltd. - ADR	292	6,363
ACE Ltd. (a)	83	7,444
Syngenta AG - ADR	88	6,850
		20,657
United Kingdom - 6.03%
ARM Holdings PLC - ADR	218	9,565
Ensco PLC (a)	40	2,407
		11,972
United States - 9.74%
Mead Johnson Nutrition Co.	59	4,783
MercadoLibre, Inc.	94	10,774
Sirona Dental Systems, Inc. (b)	53	3,760
		19,317
Virgin Islands (UK) - 1.55%
Michael Kors Holdings Ltd. (a) (b)	49	3,078

TOTAL COMMON STOCKS (Cost $186,359)		184,761

PREFERRED STOCKS - 2.01%
Brazil - 2.01%
Cia de Bebidad das Americas - ADR	105	3,997

TOTAL PREFERRED STOCKS (Cost $3,998)		3,997

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 100.81%
Money Market Fund - 100.81%
Fidelity Institutional Money Market Portfolio		200,000	200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $200,000)			200,000

Total Investments (Cost $390,357) - 195.95%			388,758
Liabilities in Excess of Other Assets - (95.95)%			(190,364)
TOTAL NET ASSETS - 100.00%			$198,395

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Non-income producing security.

Abbreviations:
ADR	American Depository Receipt
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
May 31, 2013 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at May 31, 2013 for Geneva Advisors All Cap Growth Fund, Geneva Advisors Equity Income Fund and the Geneva
Advisors International Growth Fund ( the "Funds"), were as follows*:

		Geneva Advisors All Cap Growth Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund
	Cost of Investments	$195,279,811	$98,801,196	$390,357
	Gross unrealized appreciation	$54,373,012	$20,002,489	$66
	Gross unrealized depreciation	(1,806,489)	(570,032)	(1,665)
	Net unrealized appreciation (depreciation)	$52,566,523	$1,432,457	$(1,599)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Geneva Advisors
All Cap Growth Fund and Geneva Advisors Equity Income Fund, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.
The Geneva Advisors International Growth Fund will report federal income tax information in the first annual report dated August 31, 2013.

2. Valuation of Securities

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Funds' investments carried at fair value:

Geneva Advisors All Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$242,948,832	$-	$-	$242,948,832
Total Equity	242,948,832	-	-	242,948,832

Short-Term Investments	-	4,897,502	-	4,897,502

Total Investment in Securities	$242,948,832	$4,897,502	$-	$247,846,334

Geneva Advisors Equity Income Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$111,333,874	$-	$-	$111,333,874
Real Estate Investment Trusts*	6,489,921	-	-	6,489,921
Total Equity	117,823,795	-	-	117,823,795

Short-Term Investments	-	409,858	-	409,858

Total Investment in Securities	$117,823,795	$409,858	$-	$118,233,653

Geneva Advisors International Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$184,761	$-	$-	$184,761
Preferred Stock*	3,997	-	-	3,997
Total Equity	188,758	-	-	188,758

Short-Term Investments	-	200,000	-	200,000

Total Investment in Securities	$188,758	$200,000	$-	$388,758

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds held no Level 3 securities during the period ended May 31, 2013. The Funds measure Level 3 activity as of the beginning and end of the period. For the period ended May 31, 2013, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date  July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) */s/ John Buckel
                                            John Buckel, President

Date  July 24, 2013

By (Signature and Title) */s/ Jennifer Lima
                                              Jennifer Lima, Treasurer

Date  July 24, 2013

* Print the name and title of each signing officer under his or her signature.